CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net of allowance for credit losses	$ 2,633	$ 1,434
Other current assets, net of allowance for credit losses	1,376	23
Other assets, net of allowance for credit losses	0	0
Accounts payable	5,192	4,462
Deferred revenue	8,680	7,611
Accrued liabilities and other current liabilities	15,726	10,157
Lease liabilities	466	957
Bank borrowings	1,933	1,965
Income tax payable	1,468	1,487
Lease liabilities	633	500
Deferred tax liabilities	$ 1,077	$ 1,111
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Treasury shares	3,011,702	6,398,614
VIE
Accounts payable	$ 1,891	$ 1,065
Deferred revenue	5	0
Accrued liabilities and other current liabilities	660	646
Lease liabilities	67	64
Bank borrowings	1,933	1,951
Income tax payable	427	433
Lease liabilities	34	48
Deferred tax liabilities	$ 0	$ 26
Class A ordinary shares
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	39,344,526	44,477,356
Ordinary shares, shares outstanding	39,344,526	44,477,356
Class B ordinary shares
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	5,034,427	5,034,427
Ordinary shares, shares outstanding	5,034,427	5,034,427